Blackstone / GSO Long-Short Credit Income Fund

Portfolio of Investments

March 31, 2020 (Unaudited)

	Principal
	Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 146.09%
Aerospace & Defense - 2.32%
Dynasty Acquisition Co., Inc., First Lien 2020 B-1 Term Loan, 3M US L + 3.50%, 04/06/2026	$368,140	$298,654
Dynasty Acquisition Co., Inc., First Lien 2020 B-2 Term Loan, 3M US L + 3.50%, 04/06/2026	197,925	160,567
Nordam Group LLC, First Lien Initial Term Loan, 1M US L + 5.17%, 04/09/2026(b)	1,425,600	1,133,352
Propulsion Acquisition LLC, First Lien Initial Term Loan, 3M US L + 6.00%, 07/13/2021(b)	1,865,762	1,847,104
		3,439,677

Air Transport - 1.18%
Global Medical Response, Inc., First Lien 2018 New Term Loan, 3M US L + 4.25%, 03/14/2025	1,456,276	1,314,288
Global Medical Response, Inc., First Lien 2018 Term Loan, 2M US L + 3.25%, 04/28/2022	465,894	435,611
		1,749,899

Automotive - 0.78%
Bright Bidco B.V., First Lien 2018 Refinancing B Term Loan, 3M US L + 3.50%, 06/30/2024	1,428,995	541,232
Midas Intermediate Holdco II LLC, First Lien 2017 Refinancing Term Loan, 3M US L + 2.75%, 08/18/2021	354,504	282,385
Superior Industries International, Inc., First Lien Replacement Term Loan, 1M US L + 4.00%, 05/22/2024(b)	440,065	327,848
		1,151,465

Beverage & Tobacco - 0.29%
Winebow Holdings, Inc., Second Lien Term Loan, 1M US L + 7.50%, 01/02/2022	693,642	433,526

Brokers, Dealers & Investment Houses - 1.66%
Advisor Group Holdings, Inc., First Lien Initial B Term Loan, 1M US L + 5.00%, 07/31/2026	1,610,124	1,225,031
Deerfield Dakota Holding LLC, First Lien Initial Term Loan, 1M US L + 3.25%, 02/13/2025	266,579	263,247
Edelman Financial Center LLC, Second Lien Initial Term Loan, 1M US L + 6.75%, 07/20/2026	553,846	427,015
Newport Group Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 09/12/2025(b)	621,886	553,479
		2,468,772

Building & Development - 10.19%
American Bath Group LLC, First Lien 2018 Replacement Term Loan, 1M US L + 4.25%, 09/30/2023	2,654,477	2,296,123
American Bath Group LLC, Second Lien Term Loan, 1M US L + 9.75%, 09/30/2024(b)	150,000	135,000
CPG International LLC, First Lien New Term Loan, 3M US L + 3.75%, 05/05/2024	235,758	199,806
Dayton Superior Corp., First Lien Term Loan, 3M US L + 7.00%, 12/04/2024(b)	243,397	231,227
Forterra Finance LLC, First Lien Replacement Term Loan, 1M US L + 3.00%, 10/25/2023	1,126,297	942,333
Hillman Group, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 05/30/2025	2,654,966	2,109,039
Interior Logic Group Holdings IV LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025	1,934,182	1,682,738
LBM Borrower LLC, First Lien Tranche C Term Loan, 3M US L + 3.75%, 08/20/2022	2,062,191	1,854,250
LBM Borrower LLC, Second Lien Initial Term Loan, 3M US L + 9.25%, 08/20/2023	500,000	458,750
MI Windows and Doors LLC, First Lien Initial Term Loan, 2M US L + 5.50%, 11/06/2026	1,581,357	1,363,920
Ply Gem Midco, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 04/12/2025	1,111,390	953,017
Road Infrastructure Investment Holdings, Inc., First Lien Term Loan, 1M US L + 3.50%, 06/13/2023	308,958	228,629
SIWF Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 06/15/2025	707,400	636,660
SRS Distribution, Inc., First Lien Initial Term Loan, 3M US L + 3.00%, 05/23/2025	2,358,312	2,028,148
		15,119,640

Business Equipment & Services - 24.28%
Access CIG LLC, First Lien B Term Loan, 3M US L + 3.75%, 02/27/2025	858,769	707,411

	Principal
	Amount	Value
Business Equipment & Services (continued)
Access CIG LLC, Second Lien Initial Term Loan, 3M US L + 7.75%, 02/27/2026	$97,826	$83,886
Advantage Sales & Marketing, Inc., First Lien B-2 Term Loan, 3M US L + 3.25%, 07/23/2025	737,479	602,273
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 07/23/2021	770,751	624,309
Advantage Sales & Marketing, Inc., Second Lien Term Loan, 3M US L + 6.50%, 07/25/2022	3,123,849	2,276,505
ALKU LLC, First Lien B Term Loan, 3M US L + 5.50%, 07/29/2026	1,800,000	1,692,000
APFS Staffing Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.75%, 04/15/2026(b)	1,620,000	1,336,500
AqGen Ascensus, Inc., First Lien Replacement Term Loan, 3M US L + 4.00%, 12/05/2022	1,276,215	1,165,605
BMC Acquisition, Inc., First Lien Initial Term Loan, 3M US L + 5.25%, 12/28/2024(b)	641,484	633,466
Cambium Learning Group, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 12/18/2025	391,736	323,182
Cambium Learning Group, Inc., Second Lien Initial Term Loan, 3M US L + 8.50%, 12/18/2026(b)	312,000	252,720
Cast & Crew Payroll LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 02/09/2026	324,820	259,856
CB Poly Investments LLC, First Lien Closing Date Term Loan, 3M US L + 4.50%, 08/16/2023	493,995	407,546
DG Investment Intermediate Holdings 2, Inc., First Lien Initial Term Loan, 1M US L + 3.00%, 02/03/2025	304,280	260,160
DG Investment Intermediate Holdings 2, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 02/02/2026(b)	439,655	382,500
Dun & Bradstreet Corp., First Lien Initial Borrowing Term Loan, 1M US L + 4.00%, 02/06/2026	756,112	687,116
eResearchTechnology, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 02/04/2027	540,000	478,980
GI Revelation Acquisition LLC, First Lien Initial Term Loan, 1M US L + 5.00%, 04/16/2025	1,147,330	906,391
GI Revelation Acquisition LLC, Second Lien Initial Term Loan, 1M US L + 9.00%, 04/16/2026	1,800,000	1,305,000
IG Investments Holdings LLC, First Lien Refinancing Term Loan, 3M US L + 4.00%, 05/23/2025	229,444	185,037
Inmar, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 05/01/2024	207,282	160,643
Inmar, Inc., Second Lien Initial Term Loan, 3M US L + 8.00%, 05/01/2025	802,345	593,233
KUEHG Corp, First Lien B-3 Term Loan, 3M US L + 3.75%, 02/21/2025	1,391,299	1,058,779
KUEHG Corp, Second Lien Tranche B Term Loan, 3M US L + 8.25%, 08/22/2025	2,198,220	2,027,858
LD Intermediate Holdings, Inc., First Lien Initial Term Loan, 3M US L + 5.88%, 12/09/2022	1,856,606	1,596,681
LegalZoom.com, Inc., First Lien 2018 Term Loan, 1M US L + 4.50%, 11/21/2024	1,523,571	1,344,552
Minotaur Acquisition, Inc., First Lien B Term Loan, 1M US L + 5.00%, 03/27/2026	1,107,305	939,360
Mitchell International, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 11/29/2024	1,446,993	1,215,474
Mitchell International, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 12/01/2025	460,606	362,343
National Intergovernmental Purchasing Alliance Co., First Lien Initial Term Loan, 3M US L + 3.75%, 05/23/2025	1,650,419	1,444,117
National Intergovernmental Purchasing Alliance Co., Second Lien Initial Term Loan, 3M US L + 7.50%, 05/22/2026(b)	1,260,000	1,039,500
PriceWaterhouseCoopers, First Lien Initial Term Loan, 1M US L + 4.50%, 05/01/2025	1,432,709	1,174,821
PriceWaterhouseCoopers, Second Lien Initial Term Loan, 1M US L + 8.00%, 05/01/2026(b)	360,000	311,400
Revspring, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 10/11/2025	1,066,500	925,189
Sedgwick Claims Management Services, Inc., First Lien 2019 Term Loan, 1M US L + 4.00%, 09/03/2026	932,087	851,112
Sedgwick Claims Management Services, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 12/31/2025	1,179,539	1,055,198
STG-Fairway Holdings LLC, First Lien Facility Term Loan, 3M US L + 3.50%, 01/31/2027	626,087	541,565
Surf Holdings S.a r.l., First Lien Dollar Tranche Term Loan, 3M US L + 3.50%, 03/05/2027	292,289	262,330
Surveymonkey, Inc., First Lien Term Loan, 1W US L + 3.75%, 10/10/2025(b)	1,819,279	1,482,712
TRC Companies, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 06/21/2024(b)	1,164,183	948,809
Weld North Education LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 02/15/2025(b)	2,352,000	2,116,800
		36,022,919

Chemical & Plastics - 4.58%
Ascend Performance Materials Operations LLC, First Lien Initial Term Loan, 3M US L + 5.25%, 08/27/2026	995,000	885,550
Composite Resins Holding B.V., First Lien Initial Term Loan, 1M US L + 4.25%, 08/01/2025	2,122,200	1,878,147
DCG Acquisition Corp., First Lien B Term Loan, 1M US L + 4.50%, 09/30/2026(b)	1,046,415	947,005
DCG Acquisition Corp., First Lien Delayed Draw Term Loan, 3M US L + 4.50%, 09/30/2026(b)	169,424	153,329
Emerald Performance Materials LLC, Second Lien Initial Term Loan, 1M US L + 7.75%, 08/01/2022	1,500,000	1,237,500
Spectrum Holdings III Corp., First Lien Closing Date Term Loan, 3M US L + 3.25%, 01/31/2025	372,927	264,778
Spectrum Holdings III Corp., Second Lien Closing Date Term Loan, 3M US L + 7.00%, 01/31/2026	566,667	375,417

	Principal
	Amount	Value
Chemical & Plastics (continued)
Vantage Specialty Chemicals, Inc., First Lien Closing Date Term Loan, 3M US L + 3.50%, 10/28/2024	$862,346	$657,806
Vantage Specialty Chemicals, Inc., Second Lien Initial Term Loan, 3M US L + 8.25%, 10/27/2025	588,834	397,831
		6,797,363

Clothing & Textiles - 0.27%
Hercules Achievement, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 12/16/2024	499,944	396,026

Conglomerates - 0.41%
Output Services Group, Inc., First Lien B Term Loan, 3M US L + 4.50%, 03/27/2024(b)	466,688	399,018
Spring Education Group, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 07/30/2025	255,200	215,644
		614,662

Containers & Glass Products - 2.40%
Charter NEX US, Inc., First Lien Third Amendment Incremental Term Loan, 1M US L + 3.50%, 05/16/2024	190,602	168,047
Flex Acquisition Co., Inc., First Lien Incremental B-2018 Term Loan, 3M US L + 3.25%, 06/29/2025	1,048,412	964,539
IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 3M US L + 3.75%, 09/11/2023	882,000	754,110
IBC Capital, Ltd., Second Lien Tranche B-1 Term Loan, 3M US L + 7.00%, 09/11/2024(b)	507,363	408,427
ProAmpac PG Borrower LLC, First Lien Initial Term Loan, 3M US L + 3.50%, 11/20/2023	475,759	402,611
ProAmpac PG Borrower LLC, Second Lien Initial Term Loan, 3M US L + 8.50%, 11/18/2024	366,029	278,792
Strategic Materials Holding Corp., Second Lien Initial Term Loan, 3M US L + 7.75%, 10/31/2025(b)	533,333	325,333
Trident TPI Holdings, Inc., First Lien Tranche B-1 Term Loan, 3M US L + 3.25%, 10/17/2024	308,684	259,295
		3,561,154

Diversified Insurance - 0.84%
CP VI Bella Midco LLC, First Lien Initial Term Loan, 1M US L + 2.75%, 12/27/2024	389,473	319,854
CP VI Bella Midco LLC, Second Lien Initial Term Loan, 1M US L + 6.75%, 12/29/2025	364,286	302,357
NFP Corp., First Lien Closing Date Term Loan, 1M US L + 3.25%, 02/15/2027	722,368	628,461
		1,250,672

Drugs - 3.05%
Albany Molecular Research, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 08/30/2024	548,272	482,309
Albany Molecular Research, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 08/30/2025	294,643	213,616
Arbor Pharmaceuticals LLC, First Lien Initial Term Loan, 1M US L + 5.00%, 07/05/2023	1,118,573	826,346
Cambrex Corp., First Lien Initial Dollar Term Loan, 1M US L + 5.00%, 12/04/2026	1,077,300	926,478
Packaging Coordinators Midco, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 06/30/2023	2,347,747	2,071,887
		4,520,636

Ecological Services & Equipment - 1.26%
Eagle 4, Ltd., Second Lien Initial Term Loan, 3M US L + 7.75%, 07/12/2027	556,364	485,427
Emerald 2, Ltd., First Lien Initial B-1 Term Loan, 3M US L + 3.75%, 07/10/2026	294,680	264,476
EnergySolutions LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 05/09/2025	952,050	837,804
Tunnel Hill Partners LP, First Lien Initial Term Loan, 1M US L + 3.50%, 02/06/2026(b)	331,168	286,461
		1,874,168

Electronics/Electric - 31.08%
Boxer Parent Co., Inc., First Lien Initial Dollar Term Loan, 1M US L + 4.25%, 10/02/2025	2,666,250	2,241,983
Brave Parent Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 04/18/2025	709,173	619,346
Castle US Holding Corp., First Lien Initial Dollar Term Loan, 1M US L + 3.75%, 01/29/2027	466,356	380,083
CommerceHub, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 05/21/2025(b)	957,938	804,667
ConvergeOne Holdings, Corp., First Lien Initial Term Loan, 1M US L + 5.00%, 01/04/2026	1,782,000	1,403,325
CPI International, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 07/28/2025	209,150	178,824
Curvature, Inc., First Lien Initial Term Loan, 3M US L + 4.67%, 10/30/2023	3,174,144	2,209,998
DiscoverOrg LLC, First Lien Initial Term Loan, 3M US L + 4.00%, 02/02/2026	1,125,907	1,002,057

	Principal
	Amount	Value
Electronics/Electric (continued)
ECi Macola/MAX Holding LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 09/27/2024	$643,708	$565,391
Electronics for Imaging, Inc., First Lien Initial Term Loan, 3M US L + 5.00%, 07/23/2026	897,750	748,122
Ellie Mae, Inc., First Lien Term Loan, 3M US L + 3.75%, 04/17/2026	2,405,406	2,113,751
Excelitas Technologies Corp., First Lien Initial USD Term Loan, 3M US L + 3.50%, 12/02/2024	59,695	52,233
Fiserv Investment Solutions, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 02/18/2027(b)	666,667	576,667
Flexera Software LLC, First Lien Initial Term Loan, 1M US L + 3.50%, 02/26/2025	248,342	226,612
Gigamon, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 12/27/2024(b)	3,056,831	2,628,875
Help/Systems Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.75%, 11/19/2026	1,119,825	965,849
Hyland Software, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 07/07/2025	603,517	553,727
Idera, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 06/28/2024	635,224	558,997
Imperva, Inc., First Lien Term Loan, 3M US L + 4.00%, 01/12/2026	974,455	807,170
Imperva, Inc., Second Lien Term Loan, 3M US L + 7.75%, 01/11/2027	802,477	581,796
Ivanti Software, Inc., First Lien Term Loan, 1M US L + 4.25%, 01/20/2024	2,846,378	2,533,276
Ivanti Software, Inc., Second Lien Term Loan, 1M US L + 9.00%, 01/20/2025	2,000,000	1,767,500
LI Group Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 12/20/2026(b)	718,200	621,243
MACOM Technology Solutions Holdings, Inc., First Lien Initial Term Loan, 1M US L + 2.25%, 05/17/2024	1,336,260	1,202,634
McAfee LLC, First Lien B USD Term Loan, 1M US L + 3.75%, 09/30/2024	452,567	427,675
Merrill Communications LLC, First Lien Initial Term Loan, 3M US L + 5.00%, 10/05/2026(b)	538,650	479,398
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan, 3M US L + 3.75%, 09/13/2024	1,396,223	1,196,563
MLN US HoldCo LLC, First Lien B Term Loan, 1M US L + 4.50%, 11/30/2025	1,220,467	872,634
MYOB US Borrower LLC, First Lien Initial U.S. Term Loan, 1M US L + 4.00%, 05/06/2026	419,929	364,288
Navex Topco, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 09/04/2026	900,000	750,001
Navico, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 03/31/2023	54,841	33,933
Park Place Technologies LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 03/29/2025(b)	1,357,184	1,160,392
Perforce Software, Inc., First Lien New Term Loan, 1M US L + 3.75%, 07/01/2026	637,866	544,310
Presidio Holdings, Inc., First Lien Initial (2020) Term Loan, 2M US L + 3.50%, 01/22/2027	322,388	303,045
Project Alpha Intermediate Holding, Inc., First Lien 2019 Incremental Term Loan, 3M US L + 4.25%, 04/26/2024	1,804,545	1,637,625
Project Angel Parent LLC, First Lien Initial Term Loan, 3M US L + 4.00%, 05/30/2025(b)	1,058,507	862,684
Project Leopard Holdings, Inc., First Lien 2018 Repricing Term Loan, 3M US L + 4.50%, 07/07/2023	541,698	477,596
Project Leopard Holdings, Inc., First Lien 2019 Incremental Term Loan, 3M US L + 4.25%, 07/07/2023	308,100	271,641
Project Silverback Holdings Corp., First Lien New Term Loan, 3M US L + 3.50%, 08/21/2024	494,366	430,949
Quest Software US Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 05/16/2025	957,920	741,588
Quest Software US Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 8.25%, 05/18/2026	2,607,692	1,608,073
Rocket Software, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 11/28/2025	1,527,744	1,276,514
S2P Acquisition Borrower, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 08/14/2026	995,000	855,700
SonicWall US Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 05/16/2025	1,074,498	877,564
SonicWall US Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.50%, 05/18/2026	1,440,000	1,224,000
Triton Solar US Acquisition Co., First Lien Initial Term Loan, 3M US L + 6.00%, 10/29/2024	202,105	160,842
Veritas US, Inc., First Lien New Dollar B Term Loan, 3M US L + 4.50%, 01/27/2023	1,069,853	926,760
Vero Parent, Inc., First Lien 2018 Refinancing Term Loan, 3M US L + 6.25%, 08/16/2024	499,437	404,544
Vero Parent, Inc., First Lien 2019 Incremental Term Loan, 3M US L + 6.00%, 08/16/2024	1,256,850	1,018,048
Web.com Group, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 10/10/2025	1,635,616	1,357,562
Web.com Group, Inc., Second Lien Initial Term Loan, 3M US L + 7.75%, 10/09/2026	658,628	509,337
		46,117,392

Financial Intermediaries - 1.75%
ASP MCS Acquisition Corp., First Lien Initial Term Loan, 3M US L + 4.75%, 05/20/2024	2,112,568	765,806
Misys, Ltd., First Lien Dollar Term Loan, 3M US L + 3.50%, 06/13/2024	454,287	392,579
NorthStar Financial Services Group LLC, First Lien Initial Term Loan, 1M US L + 3.50%, 05/25/2025	1,377,116	1,145,299
NorthStar Financial Services Group LLC, Second Lien Initial Term Loan, 1M US L + 7.50%, 05/25/2026(b)	354,881	296,326
		2,600,010

Food Products - 2.77%
Alphabet Holding Co., Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 09/26/2024	1,614,248	1,304,853

	Principal
	Amount	Value
Food Products (continued)
Froneri International, Ltd., Second Lien Facility Term Loan, 1M US L + 5.75%, 01/31/2028	$100,800	$95,760
Give & Go Prepared Foods Corp., First Lien 2017 Term Loan, 3M US L + 3.25%, 07/29/2023	482,773	476,135
Snacking Investments Bidco Pty Limited, First Lien Initial US Term Loan, 1M US L + 4.00%, 12/18/2026	539,774	481,748
TKC Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 02/01/2023	1,351,723	1,104,696
TKC Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 8.00%, 02/01/2024	831,382	644,321
		4,107,513

Food Service - 4.20%
Agro Merchants North America Holdings, Inc., First Lien Effective Date Term Loan, 3M US L + 3.75%, 12/06/2024(b)	790,404	663,939
CEC Entertainment, Inc., First Lien B Term Loan, 3M US L + 6.50%, 08/30/2026	1,473,388	839,831
Flynn Restaurant Group LP, First Lien Initial Term Loan, 1M US L + 3.50%, 06/27/2025	1,150,239	914,440
Fogo de Chao, Inc., First Lien 2018 Refinancing Term Loan, 3M US L + 4.25%, 04/07/2025	590,094	413,066
Quidditch Acquisition, Inc., First Lien B Term Loan, 1M US L + 7.00%, 03/21/2025(b)	2,296,411	1,951,950
Tacala Investment Corp., First Lien Initial Term Loan, 1M US L + 3.50%, 02/05/2027	626,802	509,800
Tacala Investment Corp., Second Lien Initial Term Loan, 1M US L + 7.50%, 02/04/2028	1,207,931	945,206
		6,238,232

Food/Drug Retailers - 0.93%
EG Group, Ltd., First Lien Additional Facility Term Loan, 6M US L + 4.00%, 02/07/2025	1,721,461	1,280,767
EG Group, Ltd., First Lien Facility B Term Loan, 6M US L + 4.00%, 02/07/2025	136,111	101,267
		1,382,034

Health Insurance - 0.48%
Achilles Acquisition LLC, First Lien Closing Date Term Loan, 1M US L + 4.00%, 10/13/2025	808,129	717,214

Healthcare - 23.45%
Alvogen Pharma US, Inc., First Lien 2018 Refinancing Term Loan, 3M US L + 4.75%, 04/04/2022	1,714,370	1,498,359
American Renal Holdings, Inc., First Lien B Term Loan, 1M US L + 5.00%, 06/21/2024	357,238	309,904
BioClinica Holding I LP, First Lien Initial Term Loan, 1M US L + 4.25%, 10/20/2023	612,771	521,367
BioClinica Holding I LP, Second Lien Initial Term Loan, 1M US L + 8.25%, 10/21/2024	789,474	662,171
Carestream Health, Inc., First Lien Extended Term Loan, 3M US L + 6.25%, 02/28/2021	133,047	122,537
Carestream Health, Inc., Second Lien Extended Term Loan, 3M US L + 10.50%, 06/07/2021	3,281,839	2,830,587
Covenant Surgical Partners, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 07/01/2026	1,119,382	945,878
CPI Holdco LLC, First Lien B Term Loan, 3M US L + 4.25%, 11/04/2026	576,084	506,953
CT Technologies Intermediate Holdings, Inc., First Lien New Facility Term Loan, 3M US L + 4.25%, 12/01/2021	761,853	602,626
Envision Healthcare Corp., First Lien Initial Term Loan, 1M US L + 3.75%, 10/10/2025	1,468,978	787,130
Femur Buyer, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 03/05/2026	372,456	301,689
Genesis Specialist Care Finance UK, Ltd., First Lien B Term Loan, 3M US L + 5.00%, 03/05/2027(b)	1,736,842	1,563,158
Greenway Health LLC, First Lien Term Loan, 3M US L + 3.75%, 02/16/2024	1,341,379	856,243
Heartland Dental LLC, First Lien Incremental 2 Facility Term Loan, 1M US L + 4.50%, 04/30/2025	418,711	341,249
Heartland Dental LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 04/30/2025	1,514,328	1,184,962
Immucor, Inc., First Lien B-3 Term Loan, 3M US L + 5.00%, 06/15/2021	307,231	269,595
Lanai Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 08/29/2022	924,649	680,583
LifePoint Health, Inc., First Lien B Term Loan, 1M US L + 3.75%, 11/16/2025	1,821,236	1,700,588
Lifescan Global Corp., First Lien Initial Term Loan, 3M US L + 6.00%, 10/01/2024	896,874	720,862
Maravai Intermediate Holdings LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 08/02/2025(b)	815,008	713,132
Navicure, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 10/22/2026	913,043	846,848
Netsmart Technologies, Inc., First Lien D-1 Term Loan, 3M US L + 3.75%, 04/19/2023	2,883,671	2,624,141
NMSC Holdings, Inc., First Lien Initial Term Loan, 2M US L + 5.00%, 04/19/2023(b)	202,402	141,681
nThrive, Inc., First Lien Additional B-2 Term Loan, 1M US L + 4.50%, 10/20/2022	2,577,273	2,184,239
Onex TSG Holdings II Corp., First Lien Initial Term Loan, 3M US L + 4.00%, 07/29/2022	2,361,755	1,846,892
Parexel International Corp., First Lien Initial Term Loan, 1M US L + 2.75%, 09/27/2024	1,311,729	1,133,006
PetVet Care Centers LLC, First Lien 2018 Term Loan, 1M US L + 3.25%, 02/14/2025(b)	533,233	445,250

	Principal
	Amount	Value
Healthcare (continued)
PetVet Care Centers LLC, First Lien Initial Term Loan, 1M US L + 2.75%, 02/14/2025	$434,484	$363,520
Phoenix Guarantor, Inc., First Lien Tranche B-1 Term Loan, 1M US L + 3.25%, 03/05/2026	2,560,303	2,336,276
Project Ruby Ultimate Parent Corp., First Lien New Term Loan, 1M US L + 3.50%, 02/09/2024(b)	645,545	571,307
Sunshine Luxembourg VII SARL, First Lien Facility B1 Term Loan, 6M US L + 1.25%, 10/01/2026	174,444	158,744
U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 1M US L + 3.00%, 06/23/2024	598,023	453,003
Viant Medical Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 07/02/2025	738,750	651,577
Vyaire Medical, Inc., First Lien Term Loan, 3M US L + 4.75%, 04/16/2025	2,652,750	1,916,612
YI LLC, First Lien Initial Term Loan, 3M US L + 4.00%, 11/07/2024	1,387,827	1,092,914
Zest Acquisition Corp., Second Lien Initial Term Loan, 1M US L + 7.50%, 03/13/2026(b)	1,285,714	900,000
		34,785,583

Home Furnishings - 1.61%
AI Aqua Merger Sub, Inc., First Lien 2017 Incremental Term Loan, 3M US L + 3.25%, 12/13/2023	625,600	538,016
AI Aqua Merger Sub, Inc., First Lien Tranche B-1 Term Loan, 3M US L + 3.25%, 12/13/2023	1,047,528	900,874
Hayward Industries, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 08/05/2024	75,663	60,531
Prime Security Services Borrower LLC, First Lien 2019 Refinancing B-1 Term Loan, 1M US L + 3.25%, 09/23/2026	647,437	588,196
Serta Simmons Bedding LLC, Second Lien Initial Term Loan, 1M US L + 8.00%, 11/08/2024	1,246,702	296,092
		2,383,709

Industrial Equipment - 4.04%
Apex Tool Group LLC, First Lien Third Amendment Term Loan, 1M US L + 5.25%, 08/01/2024	1,129,956	885,603
Engineered Machinery Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.00%, 07/19/2024	1,112,395	925,140
Husky Injection Molding Systems, Ltd., First Lien Initial Term Loan, 3M US L + 3.00%, 03/28/2025	1,308,450	1,088,905
Ingersoll-Rand Services Co., First Lien 2020 Spinco Tranche B-1 Dollar Term Loan, 3M US L + 1.75%, 03/01/2027	329,268	311,570
Justrite Safety Group, First Lien Delayed Draw Term Loan, 3M US L + 4.50%, 06/28/2026(b)(c)	43,607	35,976
Justrite Safety Group, First Lien Initial Term Loan, 3M US L + 4.50%, 06/28/2026(b)	806,773	665,588
LTI Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 09/06/2025	728,238	547,697
LTI Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 09/06/2026	382,979	207,574
Robertshaw US Holding Corp., First Lien Initial Term Loan, 1M US L + 3.25%, 02/28/2025	1,126,522	718,158
Tailwind Smith Cooper Intermediate Corp., First Lien Initial Term Loan, 3M US L + 5.00%, 05/28/2026	820,875	611,211
		5,997,422

Insurance - 1.13%
APCO Holdings LLC, First Lien Initial Term Loan, 1M US L + 5.50%, 06/09/2025(b)	1,278,456	1,080,295
Outcomes Group Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 10/24/2025	387,818	319,950
Outcomes Group Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.50%, 10/26/2026(b)	346,154	276,923
		1,677,168

Leisure Goods/Activities/Movies - 2.43%
Crown Finance US, Inc., First Lien Incremental Term Loan, 3M US L + 3.00%, 02/05/2027	840,659	571,649
Recess Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 09/30/2024	1,112,775	918,039
Thunder Finco Pty, Ltd., First Lien Term Loan, 1M US L + 4.25%, 11/20/2026	900,000	704,250
Travelport Finance S.à r.l., First Lien Initial Term Loan, 3M US L + 5.00%, 05/29/2026	2,149,200	1,409,875
		3,603,813

Lodging & Casinos - 1.07%
Aimbridge Acquisition Co., Inc., First Lien Initial (2019) Term Loan, 3M US L + 3.75%, 02/02/2026(b)	597,000	432,825

	Principal
	Amount	Value
Lodging & Casinos (continued)
Casablanca US Holdings, Inc., First Lien Amendment No. 2 Initial Term Loan, 2M US L + 4.00%, 03/29/2024	$1,411,200	$1,157,184
		1,590,009

Nonferrous Metals/Minerals - 1.04%
Aleris International, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 02/27/2023	1,422,931	1,289,531
American Rock Salt Co. LLC, First Lien Initial Term Loan, 1M US L + 3.50%, 03/21/2025	288,208	250,741
		1,540,272

Oil & Gas - 1.57%
BCP Raptor II LLC, First Lien Initial Term Loan, 1M US L + 4.75%, 11/03/2025	327,134	188,102
Lower Cadence Holdings LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/22/2026	1,093,776	667,203
Lucid Energy Group II Borrower LLC, First Lien Initial Term Loan, 1M US L + 3.00%, 02/17/2025	1,262,496	731,194
PGS ASA, First Lien 2020 Term Loan, 3M US L + 7.00%, 03/19/2024	700,933	477,802
Rdv Resources Properties, LLC, First Lien Term Loan, 3M US L + 6.50%, 03/29/2024(b)	264,387	264,387
		2,328,688

Property & Casualty Insurance - 3.26%
AssuredPartners, Inc., First Lien 2020 February Refinancing Term Loan, 1M US L + 3.50%, 02/12/2027	1,555,244	1,372,503
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1M US L + 6.50%, 08/04/2025	3,381,340	3,134,079
Confie Seguros Holding II Co., First Lien B Term Loan, 3M US L + 4.75%, 04/19/2022	420,205	325,440
		4,832,022

Publishing - 2.10%
Ancestry.com Operations, Inc., First Lien Extended Term Loan, 1M US L + 4.25%, 08/27/2026	920,550	741,043
Champ Acquisition Corp., First Lien Initial Term Loan, 3M US L + 5.50%, 12/19/2025	1,311,381	1,022,877
Shutterfly, Inc., First Lien B Term Loan, 3M US L + 6.00%, 09/25/2026	1,254,194	1,025,303
Southern Graphics, Inc., First Lien Refinancing Term Loan, 3M US L + 3.25%, 12/31/2022	302,566	162,629
Southern Graphics, Inc., Second Lien Initial Term Loan, 3M US L + 7.50%, 12/31/2023	1,500,000	159,375
		3,111,227

Radio & Television - 1.09%
Terrier Media Buyer, Inc., First Lien B Term Loan, 3M US L + 4.25%, 12/17/2026	1,774,209	1,610,095

Retailers (except food & drug) - 0.99%
Ascena Retail Group, Inc., First Lien Tranche B Term Loan, 1M US L + 4.50%, 08/21/2022	250,061	78,144
FBB Holdings III, Inc., First Lien Initial Term Loan, 3M US L + 9.00%, 02/07/2024(b)	138,192	44,912
FBB Holdings III, Inc., Second Lien Initial Term Loan, 3M US L + 7.00%, 01/31/2025(b)	49,472	7,421
Petco Animal Supplies, Inc., First Lien Term Loan, 3M US L + 3.25%, 01/26/2023	303,500	212,753
Spencer Spirit IH LLC, First Lien Initial Term Loan, 1M US L + 6.00%, 06/19/2026	1,234,855	1,117,544
Sports Authority, Inc., First Lien B Term Loan, 3M US L + 6.00%, 11/16/2019(b)(d)	3,226,826	6,454
		1,467,228

Steel - 0.13%
Phoenix Services International LLC, First Lien B Term Loan, 1M US L + 3.75%, 03/01/2025	238,000	196,350

Surface Transport - 1.23%
Drive Chassis Holdco LLC, Second Lien B Term Loan, 3M US L + 8.25%, 04/10/2026(b)	1,677,138	1,215,926
SMB Shipping Logistics LLC, First Lien Term Loan, 3M US L + 4.00%, 02/05/2024(b)	716,212	608,780
		1,824,706

Telecommunications - 4.32%
Alorica, Inc., First Lien New B Term Loan, 3M US L + 4.75%, 06/30/2022	674,326	551,430
Avaya, Inc., First Lien Tranche B Term Loan, 1M US L + 4.25%, 12/15/2024	1,975,864	1,704,183
Aventiv Technologies LLC, First Lien Initial Term Loan, 3M US L + 4.50%, 11/01/2024	136,297	108,356
Cyxtera DC Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 05/01/2025	225,564	88,534
Ensono LP, First Lien Term Loan, 1M US L + 5.25%, 06/27/2025	1,003,063	851,350

	Principal
	Amount	Value
Telecommunications (continued)
Masergy Holdings, Inc., First Lien 2017 Replacement Term Loan, 1M US L + 3.25%, 12/15/2023	$691,647	$587,900
Masergy Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.50%, 12/16/2024	548,872	454,650
Peak 10 Holding Corp., First Lien Initial Term Loan, 3M US L + 3.50%, 08/01/2024	709,091	509,659
Peak 10 Holding Corp., Second Lien Initial Term Loan, 3M US L + 7.25%, 08/01/2025	771,429	308,572
TierPoint LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 05/06/2024	1,378,419	1,237,131
		6,401,765

Utilities - 1.91%
Eastern Power LLC, First Lien Term Loan, 1M US L + 3.75%, 10/02/2025	313,268	274,762
Granite Acquisition, Inc., Second Lien B Term Loan, 3M US L + 7.25%, 12/19/2022	2,421,507	2,203,571
Green Energy Partners/Stonewall LLC, First Lien B-1 Conversion Advances Term Loan, 3M US L + 5.50%, 11/13/2021	487,500	362,142
		2,840,475

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $264,739,259)		216,753,506

COLLATERALIZED LOAN OBLIGATION SECURITIES(a) - 3.37%
Structured Finance Obligations - 3.37%
Babson CLO, Ltd. 2015-I, 3M US L + 5.50%, 01/20/2031(b)(e)	875,000	439,155
Carlyle Global Market Strategies CLO 2016-2, Ltd., 3M US L + 5.17%, 07/15/2027(b)(e)	1,000,000	545,897
Dryden 40 Senior Loan Fund, 3M US L + 5.75%, 08/15/2031(b)(e)	700,000	402,581
Greywolf CLO IV, Ltd., 3M US L + 6.94%, 04/17/2030(b)(e)	500,000	316,415
Highbridge Loan Management 6-2015, Ltd., 3M US L + 5.10%, 02/05/2031(b)(e)	833,000	454,064
Neuberger Berman Loan Advisers CLO 27, Ltd., 3M US L + 5.20%, 01/15/2030(b)(e)	667,000	375,552
Romark CLO LLC, 3M US L + 3.35%, 07/25/2031(b)	250,000	180,255
Romark CLO, Ltd., 3M US L + 2.15%, 10/23/2030(b)(e)	500,000	409,839
Tiaa Clo III, Ltd., 3M US L + 5.90%, 01/16/2031(b)(e)	2,500,000	1,458,810
TICP CLO X, Ltd., 3M US L + 1.90%, 04/20/2031(b)(e)	500,000	415,312
		4,997,880

TOTAL COLLATERALIZED LOAN OBLIGATION SECURITIES
(Cost $8,242,702)		4,997,880

CORPORATE BONDS - 13.81%
Aerospace & Defense - 0.81%
TransDigm, Inc., 6.250%, 03/15/2026(e)	1,200,000	1,200,746

Automotive - 0.20%
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022(e)	450,000	291,796

Brokers, Dealers & Investment Houses - 0.57%
Advisor Group Holdings, Inc., 10.750%, 08/01/2027(e)	540,000	474,413
AG Issuer LLC, 6.250%, 03/01/2028(e)	432,000	366,120
		840,533

Building & Development - 1.54%
Installed Building Products, Inc., 5.750%, 02/01/2028(e)	254,000	244,105
Northwest Hardwoods, Inc., 7.500%, 08/01/2021(e)	289,000	104,040
NWH Escrow Corp., 7.500%, 08/01/2021(e)	1,332,000	479,520
PriSo Acquisition Corp., 9.000%, 05/15/2023(e)	2,103,000	1,461,585
		2,289,250

Cable & Satellite Television - 0.17%
Altice France Holding SA, 6.000%, 02/15/2028(e)	290,000	257,282

	Principal
	Amount	Value
Containers & Glass Products - 1.87%
Flex Acquisition Co., Inc., 6.875%, 01/15/2025(e)	$1,916,000	$1,805,773
Trident TPI Holdings, Inc., 6.625%, 11/01/2025(e)	1,200,000	973,506
		2,779,279

Electronics/Electric - 2.14%
Banff Merger Sub, Inc., 9.750%, 09/01/2026(e)	484,000	429,586
Global A&T Electronics, Ltd., 8.500%, 01/12/2023	1,363,502	1,109,742
Riverbed Technology, Inc., 8.875%, 03/01/2023(e)	2,559,000	1,637,760
		3,177,088

Food Products - 0.82%
Kraft Heinz Foods Co., 4.625%, 01/30/2029	1,200,000	1,212,228

Food Service - 0.13%
Yum! Brands, Inc., 7.750%, 04/01/2025(e)	180,000	189,450

Healthcare - 1.46%
Envision Healthcare Corp., 8.750%, 10/15/2026(e)	1,875,000	470,705
Team Health Holdings, Inc., 6.375%, 02/01/2025(e)	1,500,000	538,117
Tenet Healthcare Corp., 5.125%, 11/01/2027(e)	1,200,000	1,150,500
		2,159,322

Home Furnishings - 0.41%
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.250%, 01/15/2028(e)	700,000	609,000

Oil & Gas - 0.85%
Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.750%, 04/15/2023	1,405,000	981,737
CSI Compressco LP / CSI Compressco Finance, Inc., 7.250%, 08/15/2022	500,000	279,218
		1,260,955

Property & Casualty Insurance - 1.77%
AssuredPartners, Inc., 7.000%, 08/15/2025(e)	1,136,000	1,030,886
GTCR AP Finance, Inc., 8.000%, 05/15/2027(e)	286,000	265,563
Solera LLC / Solera Finance, Inc., 10.500%, 03/01/2024(e)	1,354,000	1,335,389
		2,631,838

Publishing - 0.29%
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.875%, 05/15/2024(e)	580,000	437,172

Telecommunications - 0.78%
Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026(e)	1,390,000	1,153,700

TOTAL CORPORATE BONDS
(Cost $27,290,208)		20,489,639

	Shares
COMMON STOCK - 0.46%
Building & Development - 0.26%
Dayton Superior LLC(b)(f)	4,295	386,507

Oil & Gas - 0.20%
SandRidge Energy, Inc.(f)	37,842	34,023

	Shares	Value
Oil & Gas (continued)
Sheridan Production Partners(b)(f)	17,619	$267,633
		301,656

TOTAL COMMON STOCK
(Cost $2,348,270)		688,163

Total Investments - 163.73%
(Cost $302,620,439)		242,929,188

Liabilities in Excess of Other Assets - (0.90)%		(1,329,718)

Mandatory Redeemable Preferred Shares - (13.57)%
(liquidation preference plus distributions payable on term preferred shares)		(20,126,945)

Leverage Facility - (49.27)%		(73,100,000)

Net Assets - 100.00%		$148,372,525

Amounts above are shown as a percentage of net assets as of March 31, 2020.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

1W US L - 1 Week LIBOR as of March 31, 2020 was 0.50%

1M US L - 1 Month LIBOR as of March 31, 2020 was 0.99%

2M US L - 2 Month LIBOR as of March 31, 2020 was 1.26%

3M US L - 3 Month LIBOR as of March 31, 2020 was 1.45%

6M US L - 6 Month LIBOR as of March 31, 2020 was 1.18%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	A portion of this position was not funded as of March 31, 2020. The Portfolio of Investments records only the funded portion of each position. As of March 31, 2020, the Fund has unfunded delayed draw loans in the amount of $280,414. Fair value of these unfunded delayed draws was $235,841.
(d)	Security is in default as of period end and is therefore non-income producing.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $21,724,339, which represented approximately 14.64% of net assets as of March 31, 2020. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(f)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone / GSO Long-Short Credit Income Fund (the ”Fund” or “BGX”) is a diversified, closed-end management investment company. BGX was organized as a Delaware statutory trust on October 22, 2010. BGX was registered under the Investment Company Act of 1940, as amended, on October 26, 2010. BGX commenced operations on January 27, 2011. Prior to that date, BGX had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGX to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the investment adviser for BGX. BGX’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGX.”

BGX’s primary investment objective is to provide current income, with a secondary objective of capital appreciation. BGX seeks to achieve its investment objectives by employing a dynamic long-short strategy in a diversified portfolio of loans and fixed-income instruments of predominantly U.S. corporate issuers, including first and second lien secured loans (‘‘Secured Loans’’ or “Loans”) and high-yield corporate debt securities of varying maturities. BGX’s long positions in loans and fixed-income instruments will typically be rated below investment grade at the time of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Fund is considered an Investment Company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates.

Portfolio Valuation: BGX’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BGX’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized Loan Obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Any investments and other assets for which such current market quotations are not readily available are generally valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting. The Fund has procedures to identify and investigate potentially stale or missing prices for investments which are valued using a nationally recognized pricing service, exchange price or broker-dealer quotations. After performing such procedures, any prices which are deemed to be stale are reviewed by the Fair Valued Asset Committee and an alternative pricing source is determined.

Various inputs are used to determine the value of BGX’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following table summarizes the valuation of BGX’s investments under the fair value hierarchy levels as of March 31, 2020:

Blackstone / GSO Long-Short Credit Income Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace & Defense	$–	$459,221	$2,980,456	$3,439,677
Automotive	–	823,617	327,848	1,151,465
Brokers, Dealers & Investment Houses	–	1,915,293	553,479	2,468,772
Building & Development	–	14,753,413	366,227	15,119,640
Business Equipment & Services	–	27,518,512	8,504,407	36,022,919
Chemical & Plastics	–	5,697,029	1,100,334	6,797,363
Conglomerates	–	215,644	399,018	614,662
Containers & Glass Products	–	2,827,394	733,760	3,561,154
Ecological Services & Equipment	–	1,587,707	286,461	1,874,168
Electronics/Electrical	–	38,983,466	7,133,926	46,117,392
Financial Intermediaries	–	2,303,684	296,326	2,600,010
Food Service	–	3,622,343	2,615,889	6,238,232
Healthcare	–	30,451,055	4,334,528	34,785,583
Industrial Equipment	–	5,295,858	701,564	5,997,422
Insurance	–	319,950	1,357,218	1,677,168
Lodging & Casinos	–	1,157,184	432,825	1,590,009
Oil & Gas	–	2,064,301	264,387	2,328,688
Retailers (except food & drug)	–	1,408,441	58,787	1,467,228
Surface Transport	–	–	1,824,706	1,824,706
Other	–	41,077,248	–	41,077,248
Collateralized Loan Obligation Securities
Structured Finance Obligations	–	–	4,997,880	4,997,880
Corporate Bonds	–	20,489,639	–	20,489,639
Common Stock
Building & Development	–	–	386,507	386,507
Oil & Gas	34,023	–	267,633	301,656
Total	34,023	202,970,999	39,924,166	242,929,188

*	Refer to the Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BGX has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Long-Short Credit Income Fund	Floating Rate Loan Interests	Collateralized Loan Obligation Securities	Common Stock	Total
Balance as of December 31, 2019	$38,219,486	$8,764,282	$386,507	$47,370,275
Accrued discount/ premium	2,820	2,086	-	4,906
Realized Gain/(Loss)	(562,921)	(229,685)	-	(792,606)
Change in Unrealized Appreciation/(Depreciation)	(5,514,859)	(2,816,004)	-	(8,330,863)
Purchases	5,010,033	-	267,633	5,277,666
Sales Proceeds	(5,544,458)	(722,799)	-	(6,267,257)
Transfer into Level 3	10,755,497	-	-	10,755,497
Transfer out of Level 3	(8,093,452)	-	-	(8,093,452)
Balance as of March 31, 2020	$34,272,146	$4,997,880	$654,140	$39,924,166
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at March 31, 2020	$(5,541,168)	$(2,796,860)	$-	$(8,338,028)

Information about Level 3 fair value measurements as of March 31, 2020:

Blackstone / GSO Long-Short Income Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted Average)
Floating Rate Loan Interests	$34,272,146	Third-party vendor pricing service	Broker quotes	N/A
Collateralized Loan Obligation Securities	$4,997,880	Third-party vendor pricing service	Broker quotes	N/A
Common Stock	$386,507	Third-party vendor pricing service	Broker quotes	N/A
	$267,633	Transaction value	Cost(a)	N/A

(a)	As of March 31, 2020, a change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Cost	Increase	Decrease

Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest Income is recognized on an accrual basis from the date of settlement. Accretion of discount and amortization of premium, which are included in interest income, are accreted or amortized daily using the accrual basis interest method. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR AND SECURED FLOATING RATE LOANS

BGX includes first and second lien secured, floating rate loans that are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships, and other business entities ("Borrowers"), in its definition of "Secured Loans". Under normal market conditions, at least 70% of BGX’s Managed Assets (defined below) will be invested in Secured Loans. BGX defines its "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BGX's accrued liabilities (other than liabilities related to the principal amount of leverage). At March 31, 2020, 89.75% of BGX’s Managed Assets were held in Secured Loans.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At March 31, 2020, BGX had invested $36,014,282 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGX typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGX, and such defaults could reduce NAV and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGX may acquire Loans through assignments or participations. BGX typically acquires these Loans through assignment, and if BGX acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGX may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGX must acquire a Loan through a participation.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a revolving line of credit ("Leverage Facility") dated July 29, 2014, as amended on January 26, 2015, July 28, 2015, July 26, 2016, July 25, 2017, and February 23, 2018 and as further amended and restated on June 20, 2018, and as further amended and restated on July 25, 2019 to borrow up to a limit of $122 million, with $41 million for tranche A loans (“Tranche A Loans”) and $81 million for tranche B loans (“Tranche B Loans”). Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 0.85% above LIBOR for Tranche A Loans, 1.15% above LIBOR for one (1) month interest period Tranche B Loans and 1.00% above LIBOR for three (3), six (6) and nine (9) months interest periods Tranche B Loans, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is one (1), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable for each of Tranche A Loans and Tranche B Loans is 0.15% on the undrawn amounts when drawn amounts exceed 75% of the relevant borrowing limit and 0.25% on the undrawn amounts at any other time. Interest and fees are generally payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At March 31, 2020, BGX had borrowings outstanding under its Leverage Facility of $73,100,000, at an interest rate of 2.25%. Due to the short term nature of the Agreement, face value approximates fair value at March 31, 2020. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended March 31, 2020 the average borrowings under BGX's Leverage Facility and the average interest rate were $104,435,165 and 2.70% respectively.

On July 27, 2016, BGX issued 20,000 Mandatory Redeemable Preferred Shares (“MRPS”) with an aggregate liquidation preference of $20,000,000, rated “AA” by Fitch Ratings. BGX used the proceeds of the offering to make additional investments for BGX’s portfolio. The final redemption date of the MRPS is July 27, 2023. BGX makes quarterly dividend payments on the MRPS at an annual dividend rate of 3.61%.

Under the Agreement and the governing documents of the MRPS, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian. As of March 31, 2020, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of leverage by the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the NAV per common share to a greater extent than if the Fund did not utilize leverage. As of March 31, 2020, BGX's leverage represented 38.56% of the Fund’s Managed Assets (with the borrowings under the Leverage Facility representing 30.27% of Managed Assets and the MRPS representing 8.29% of Managed Assets).